NOTE 4 - SIGNIFICANT ACCOUNTING POLICIES - Basic and Fully Diluted Net Loss Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Loss (numerator)	$ (4,142,642)	$ (19,737,541)
Shares (denominator)	21,605,080	11,207,869
Per share amount	$ (0.19)	$ (1.76)